Equity-Accounted Investees - Movement in the investments in equity-accounted investees (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement in the investments in equity-accounted investees
Balance at 1 January	€ 1,999,776	€ 1,869,020	€ 114,473
Acquisitions	4,534	31,314	1,807,351
Transfers	(129,459)	(50,794)	(101,697)
Share of profit / (losses)	101,996	65,743	88,877
Share of other comprehensive income / translation differences	(30,771)	95,941	(21,916)
Impairment losses			(7,912)
Collected dividends	(10,717)	(11,448)	(10,156)
Others	19,818
Balance at 31 December	1,955,177	1,999,776	1,869,020
Total equity accounted investees with similar activity to that of the Group
Movement in the investments in equity-accounted investees
Balance at 1 January	1,994,707	1,847,360	60,290
Acquisitions	4,534	30,454	1,807,351
Transfers	(129,459)		(10,674)
Share of profit / (losses)	103,478	32,555	20,799
Share of other comprehensive income / translation differences	(30,771)	95,786	(20,250)
Collected dividends	(10,717)	(11,448)	(10,156)
Others	19,818
Balance at 31 December	1,951,590	1,994,707	1,847,360
Access Biologicals, LLC.
Movement in the investments in equity-accounted investees
Balance at 1 January	53,264	46,782	49,922
Transfers	(129,459)
Share of profit / (losses)	76,895	8,298	8,962
Share of other comprehensive income / translation differences	3,028	3,929	(4,160)
Collected dividends	(3,728)	(5,745)	(7,942)
Balance at 31 December		53,264	46,782
Plasmavita Healthcare
Movement in the investments in equity-accounted investees
Balance at 1 January			10,368
Transfers			(10,674)
Share of profit / (losses)			306
Shanghai RAAS Blood Products Co., Ltd.
Movement in the investments in equity-accounted investees
Balance at 1 January	1,909,596	1,800,578
Acquisitions			1,807,351
Share of profit / (losses)	26,680	24,835	11,531
Share of other comprehensive income / translation differences	(18,859)	89,886	(16,090)
Collected dividends	(6,989)	(5,703)	(2,214)
Balance at 31 December	1,910,428	1,909,596	1,800,578
Grifols Egypt Plasma Derivatives
Movement in the investments in equity-accounted investees
Balance at 1 January	31,847
Acquisitions		30,454
Share of profit / (losses)	865	(578)
Share of other comprehensive income / translation differences	(16,419)	1,971
Others	19,818
Balance at 31 December	36,111	31,847
BioDarour P.J.S. Co.
Movement in the investments in equity-accounted investees
Acquisitions	4,534
Share of profit / (losses)	(962)
Share of other comprehensive income / translation differences	1,479
Balance at 31 December	5,051
Total of the rest of equity accounted investees
Movement in the investments in equity-accounted investees
Balance at 1 January	5,069	21,660	54,183
Acquisitions		860
Transfers		(50,794)	(91,023)
Share of profit / (losses)	(1,482)	33,188	68,078
Share of other comprehensive income / translation differences		155	(1,666)
Impairment losses			(7,912)
Balance at 31 December	3,587	5,069	21,660
Alkahest, Inc.
Movement in the investments in equity-accounted investees
Balance at 1 January			14,708
Transfers			(91,023)
Share of profit / (losses)			76,414
Share of other comprehensive income / translation differences			(99)
Albajuna Therapeutics, S.L
Movement in the investments in equity-accounted investees
Balance at 1 January	1,910	3,378	5,228
Share of profit / (losses)	(1,288)	(1,463)	(1,878)
Share of other comprehensive income / translation differences		(5)	28
Balance at 31 December	622	1,910	3,378
GigaGen Inc.
Movement in the investments in equity-accounted investees
Balance at 1 January		15,677	23,997
Transfers		(50,794)
Share of profit / (losses)		34,957	(6,725)
Share of other comprehensive income / translation differences		160	(1,595)
Balance at 31 December			15,677
Mecwins, S.A
Movement in the investments in equity-accounted investees
Balance at 1 January	3,159	2,605	2,338
Acquisitions		860
Share of profit / (losses)	(194)	(306)	267
Balance at 31 December	€ 2,965	€ 3,159	2,605
Medcom Advance, S.A
Movement in the investments in equity-accounted investees
Balance at 1 January			7,912
Impairment losses			€ (7,912)